Revenues, Net - Schedule of Net Trade Accounts Receivable Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade accounts receivable	$ 463	$ 1,243
Accounts Receivable Trade from Spot Charters [Member]
Trade accounts receivable	345	743
Accounts Receivable Trade from Time Charters [Member]
Trade accounts receivable	$ 118	$ 500